Product Warranties - Summary of Changes in Product Warranty Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 35.6	$ 37.7	$ 39.6
Charges to cost of goods sold	3.9	1.2	1.9
Settlements made in cash or in kind	(3.3)	(3.3)	(3.8)
Balance at end of period	$ 36.2	$ 35.6	$ 37.7